LEASE LIABILITIES (Details 1) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2020	$ 38,020	$ 71,032
2021	155,685	73,954
2022	161,882	76,970
2023	168,277	80,083
2024	120,446	55,132
Operating Leases, Future Minimum Payments Due	$ 644,310	$ 357,171